EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
EXPLORATION AND EVALUATION ASSETS
Disclosure of detailed information about exploration and evaluation expenditure

	Santa
	Rosa	El Horcón
	Property	Property	Coricancha	Tucano	Total
Balance, January 1, 2018	$988	$1,124	$13,521	$—	$15,633
Change in reclamation and remediation provision	—	—	(568)	—	(568)
Balance, December 31, 2018	$988	$1,124	$12,953	$—	$15,065
Acquisition of Beadell (note 5)	—	—	—	309	309
Change in reclamation and remediation provision	—	—	304	—	304
Foreign exchange translation difference	—	—	—	(19)	(19)
Balance, December 31, 2019	$988	$1,124	$13,257	$290	$15,659

Disclosure of detailed information about business combinations

	Preliminary		Definitive
	Purchase Price		Purchase Price
	Allocation	Adjustments	Allocation
103,593,043 common shares issued (1)	$93,235	$—	$93,235
9,749,727 warrants issued	2,646	—	2,646
Consideration	95,881	—	95,881

Cash and cash equivalents	1,441	—	1,441
Trade and other receivables	26,733	(124)	26,609
Inventories	36,820	1,354	38,174
Other current assets	1,227	(352)	875
Restricted cash	61	—	61
Mineral properties, plant and equipment	143,147	(29,492)	113,655
Right-of-use assets	18,397	—	18,397
Exploration and evaluation assets	309	—	309
Other receivables – non-current	735	125	860
Trade payables and accrued liabilities	(29,024)	(126)	(29,150)
Borrowings	(69,473)	—	(67,473)
Lease liabilities	(18,397)	—	(18,397)
Deferred income tax liability	—	(3,457)	(3,457)
Great Panther loan advance	(2,370)	—	(2,370)
Reclamation and remediation provision	(6,375)	(6,534)	(12,909)
Other liabilities and provisions	(7,350)	(76)	(7,426)
Net identifiable assets acquired	95,881	(38,682)	57,199
Goodwill	—	38,682	38,682
	$95,881	$—	$95,881